Cover	Nov. 11, 2024
Document Information Line Items
Entity Registrant Name	DP Cap Acquisition Corp I
Entity Central Index Key	0001857803
Document Type	8-K
Amendment Flag	false
Current Fiscal Year End Date	--12-31
Entity Emerging Growth Company	true
Document Period End Date	Nov. 11, 2024
Entity Ex Transition Period	false
Entity File Number	001-41041
Entity Incorporation State Country Code	E9
Entity Tax Identification Number	00-0000000
Entity Address Address Line 1	341 Newbury Street
Entity Address Address Line 2	6th Floor
Entity Address City Or Town	Boston
Entity Address State Or Province	MA
Entity Address Postal Zip Code	02115
City Area Code	617
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Local Phone Number	874-5152
Common Class A Ordinary Shares [Member]
Document Information Line Items
Security 12b Title	Units, each consisting of one Class A ordinary share, par value $0.0001, and one-half of one redeemable warrant
Trading Symbol	DPCSU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share [Member]
Document Information Line Items
Security 12b Title	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	DPCS
Security Exchange Name	NASDAQ
Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share [Member]
Document Information Line Items
Security 12b Title	Warrants, each whole warrant exercisable for one Class A ordinary share, each at an exercise price of $11.50 per share
Trading Symbol	DPCSW
Security Exchange Name	NASDAQ